Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
10. Financial assets at fair value through other comprehensive income
The Group designated certain investments shown in the following table as equity securities at FVOCI. The FVOCI designation was made because the investments are expected to be held in the long term for strategic purposes.
10.1. Debt securities

	December 31, 2022	December 31, 2021

BCRA Liquidity Bills	468,895,259	209,779,172
Government securities	125,832,474	103,965,304
Financial assets pledged as collateral	16,699,438	8,988,656
Private securities - Corporate bonds	3,722,935	2,648,245
BCRA Internal Bills	2,125,540	—

TOTAL	617,275,646	325,381,377

10.2. Equity instruments

	December 31, 2022	December 31, 2021

Banco Latinoamericano de Exportaciones S.A.	58,025	67,307
Others	2,443	2,981

TOTAL	60,468	70,288